Premises and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 2,123,000
Operating lease liabilities include corresponding liability	2,322,000
Operating leases, rent expense, net	456,000	$ 457,000
Depreciation and amortization	$ 425,000	$ 445,000
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets			$ 2,300,000
Operating lease liabilities include corresponding liability			$ 2,600,000
Description of operating lease option to extend	Leases have remaining lease terms that vary from less than one year up to 12 years, some of which include options to extend the leases for various renewal periods.
Accounting Standards Update 2016-02 | Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 year
Accounting Standards Update 2016-02 | Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	12 years